Variable Interest Entities and Securitizations (Tables)	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Variable Interest Entities
The following table presents the assets and liabilities of the Company's consolidated VIEs, which are included in the Consolidated Statements of Financial Condition, and excludes intercompany balances, except for retained bonds and beneficial interests (in thousands):

	December 31, 2022	December 31, 2021
ASSETS
Restricted cash	$173,714	$311,652
Loans held for investment, subject to nonrecourse debt, at fair value	7,340,528	6,099,607
Other assets, net	75,977	67,593
TOTAL ASSETS	$7,590,219	$6,478,852

LIABILITIES
Nonrecourse debt, at fair value	$7,479,918	$6,088,298
Payables and other liabilities	757	428
TOTAL VIE LIABILITIES	7,480,675	6,088,726
Retained bonds and beneficial interests eliminated in consolidation	(304,061)	(231,229)
TOTAL CONSOLIDATED LIABILITIES	$7,176,614	$5,857,497